Debt (Maturities of outstanding debt) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020	$ 313.3
2021	2,578.8
Total principal outstanding	$ 2,892.1	$ 3,084.7